Nature of Operations and Going Concern (Details) - USD ($)				12 Months Ended
	Nov. 13, 2024	Sep. 30, 2024	Jan. 19, 2024	Dec. 31, 2023	Dec. 31, 2022
Nature of Operations and Going Concern (Details) [Line Items]
Working capital		$ 1,508,496		$ 697,554
Accumulated deficit		$ (70,626,302)		$ (61,648,173)	$ (47,884,515)
Subsequent Event [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Public offering shares (in Shares)	8,695,653
Offering price per shares (in Dollars per share)	$ 5.75
Gross proceeds from public offering	$ 50,000,005		$ 3,732,467
Working capital	$ 50,000,000